Acquisitions and Dispositions of Oil and Gas Properties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Results of Operations for Properties

Results of operations for the properties that were sold or are being held for sale were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(In thousands)
Total oil and gas sales	$1,728	$14,208	$3,528	$22,755
Total operating expenses(1)	(1,712)	(18,616)	(3,399)	(72,977)

Operating income (loss)	$16	$(4,408)	$129	$(50,222)

(1)

Includes direct operating expenses, depreciation, depletion and amortization and exploration expense. Excludes interest expense, general and administrative expenses and depreciation, depletion and amortization expense subsequent to the date the assets were designated as held for sale.

$102.5 million and recognized a net loss on sale of $112.1 million. Results of operations for these properties were as follows:

	Year Ended December 31,
	2014	2015
	(In thousands)
Total oil and gas sales	$10,542	$18,036
Total operating expenses(1)	(23,260)	(66,251)

Operating loss	$(12,718)	$(48,215)